UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: November 30, 2015

Item 1. Schedule of Investments.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments
November 30, 2015 (Unaudited)

	Shares		Value
COMMON STOCKS (1.0%)
Biotechnology
NantKwest, Inc. (a)	10,000		$163,100
Sorrento Therapeutics, Inc. (a)	78,200		626,382
TOTAL COMMON STOCK (Cost $944,229)			$789,482

OPTIONS PURCHASED (0.7%) (a)
	Contracts
Call Options Purchased (0.2%)
iPath S&P 500 VIX Short-Term Futures ETN, Expires December 2015 at $20.00	800		18,400
iPath S&P 500 VIX Short-Term Futures ETN, Expires December 2015 at $20.00	1,500		120,750
PowerShares NASDAQ 100 ETF, Expires December 2015 at $116	1,500		23,250
Sorrento Therapeutics, Inc. Expires December 2015 at $20.00	500		5,000
Total Call Options Purchased (Premiums paid $551,365)			167,400

Put Options Purchased (0.3%)
CurrencyShares Euro Trust, Expires December 2015 at $97.50	2,000		19,000
CurrencyShares Euro Trust, Expires December 2015 at $102.00	2,000		169,000
PowerShares DB US Dollar Bullish ETF, Expires January 2015 at $25	5,000		27,500
Total Put Options Purchased (Premiums paid $236,500)			215,500

Over the Counter Options Purchased (0.0%)
Best of SPDR S&P 500 ETF at $198.46 and iShares 20+ Year
Treasury Bond ETF at $119.25, Expires December 2015 (d)	60,000		768
Total Put Options Purchased (Premiums paid $61,800)			768

Currency Options (0.2%)	Notional
USD Call / SAR Put, Expires February 2016 at 3.769	30,000,000	USD	119,310
USD Put / INR Call, Expires April 2016 at 64.00	7,500,000	USD	10,800
Total Currency Options (Premiums paid $180,375)			130,110

TOTAL OPTIONS PURCHASED (Premiums paid $1,030,040)			$513,778

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
November 30, 2015 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT (55.6%)
Fidelity Institutional Money Market Portfolio - Class I, 0.010% (b) (c)	43,711,515	$43,711,515
TOTAL SHORT-TERM INVESTMENT (Cost $43,711,515)		$43,711,515

TOTAL INVESTMENTS (57.3%) (Cost $45,685,784)		$45,014,775

OTHER ASSETS IN EXCESS OF LIABILITIES (42.7%)		33,596,201
TOTAL NET ASSETS (100.0%)		$78,610,976

* Illiquid security

(a) Non-income producing security.
(b) A portion of this security is held by the Subsidiary.
(c) Rate quoted is seven-day yield at period end.
(d) On the expiration date, the option of the best performing underlying instrument may be exercised.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
November 30, 2015 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (-6.0%)

EXCHANGE TRADED FUNDS (-6.0%)
iShares MSCI South Africa ETF	(25,000)	$(1,334,750)
iShares Nasdaq Biotechnology ETF	(10,000)	(3,343,700)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $4,772,077)		(4,678,450)

TOTAL SECURITIES SOLD SHORT (Proceeds $4,772,077)		$(4,678,450)

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
November 30, 2015 (Unaudited)

	Contracts		Value
WRITTEN OPTIONS (-0.5%)

Call Options Written (0.0%)
iPath S&P 500 VIX Short-Term Futures ETN, Expires December 2015 at $30.00	(1,500)		$(18,000)
Sorrento Therapeutics, Inc. Expires December 2015 at $30.00	(500)		(5,000)
Total Call Options Written (Premiums received $134,697)			(23,000)

Put Options Written (-0.1%)
CurrencyShares Euro Trust, Expires December 2015 at $99.00	(4,000)		(84,000)
Total Put Options Written (Premiums received $75,999)			(84,000)

Currency Options Written (-0.4%)	Notional
USD Call / INR Put, Expires April 2016 at 68.00 INR	(10,000,000)	USD	(185,860)
USD Call / INR Put, Expires May 2016 at 66.69 INR (a)	(5,000,000)	USD	(127,135)
Total Currency Options Written (Premiums received $286,500)			(312,995)

TOTAL WRITTEN OPTIONS
(Premiums received $497,196)			$(335,995)

(a) Option includes reverse knock in barrier at 70 INR/USD exchange rate. Exchange rate must increase above the barrier to activate the option payout.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
November 30, 2015 (Unaudited)

FORWARD CURRENCY CONTRACTS (0.3%)

	Settlement	Currency	USD Value	Currency	USD Value	Unrealized Appeciation /
Counterparty	Date	Delivered	November 30, 2015	Received	November 30, 2015	(Depreciation)
MS	December 4, 2015	32,367,500 CNH	$5,024,352	5,000,000 USD	$5,000,000	$(24,352)
MS	January 6, 2016	2,759,250,000 KRW	2,379,850	300,000,000 JPY	2,445,151	65,301
MS	January 29, 2016	25,948,800 CNH	4,005,529	4,000,000 USD	4,000,000	(5,529)
MS	February 4, 2016	177,850,000 THB	4,943,031	500,000,000 USD	5,000,000	56,969
MS	March 8, 2016	2,666,667 EUR	2,826,862	3,000,000 USD	3,000,000	173,138
MS	April 15, 2016	2,892,300,000 KRW	2,489,367	300,000,000 JPY	2,452,625	(36,742)
						$228,785

Counterparty abbreviations:
MS − Morgan Stanley

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
November 30, 2015 (Unaudited)

CREDIT DEFAULT SWAP CONTRACTS
			Rate Paid /			Up Front
	Buy / Sell		(Received)	Termination	Notional	Premium Paid	Fair	Unrealized
Counterparty	Protection	Reference Entity	by the Fund	Date	Amount	/ (Received)	Value	Gain / (Loss)
BAML	Buy	Federative Republic of Brazil 4.25% January 7, 2025	1.00%	9/20/2017	$23,750,000	$310,579	$735,020	$424,441
BAML	Sell	Federative Republic of Brazil 4.25% January 7, 2025	(1.00%)	9/20/2018	17,250,000	(493,620)	(1,159,593)	(665,973)
BAML	Buy	Federative Republic of Brazil 4.25% January 7, 2025	1.00%	9/20/2020	2,500,000	240,008	338,232	98,224
MS	Buy	Republic of Korea 7.125% April 16, 2019	1.00%	9/20/2020	10,000,000	(187,488)	(273,243)	(85,755)

TOTAL OF CREDIT DEFAULT SWAP CONTRACTS						$(130,521)	$(359,584)	$(229,063)

TOTAL RETURN SWAP CONTRACTS
			Rate Paid		Termination	Notional		Unrealized
Counterparty		Reference Entity (a)	by the Fund		Date	Amount		Gain / (Loss)
BAML		MLBX3MSE (b)	0.87%		1/13/2017	3,905,311		–
BAML		MLBX4SX6 (b)	2.20%		1/13/2017	5,891,987		–
BAML		MLBX73C0 (b)	1.75%		1/13/2017	31,265,942		–
BAML		MLBX73CD (b)	1.96%		1/13/2017	7,813,306		–
BAML		MLBXWCMR (b)	-		1/13/2017	3,493,031		–
BAML		MLCICOTE (b)	-		1/13/2017	3,792,100		–
BAML		MLCIKSAL (b)	0.75%		1/13/2017	7,809,709		–
BAML		MLCIKSPL (b)	0.60%		1/13/2017	3,880,693		–
BAML		MLCVNC3H (b)	1.30%		1/4/2016	2,568,166		–
BAML		MLCVNU3H (b)	1.45%		1/4/2016	2,390,741		–
BAML		MLCVNY3H (b)	0.95%		1/4/2016	2,554,701		–
BAML		MLEISVGL	1.10%		11/18/2016	3,859,050		15,912
BAML		MLEISVHY	0.60%		7/15/2016	4,662,580		17,070
BAML		MLEISVSO	1.50%		7/15/2016	1,990,302		10,441
BAML		MLEISVWM	1.40%		11/18/2016	3,411,475		24,802
BAML		MLEISWSP	1.20%		10/21/2016	4,191,840		23,733
BAML		MLTRINF5	0.35% + 3 Month LIBOR		12/22/2015	6,699,901		(725,805)
BAML		MLEISVEM	1.90%		9/16/2016	2,380,185		(10,051)
MS		DAXDS1215 *	-		12/18/2015	100,000 (EUR)		298,762
SG		DAXS61716 *	-		6/17/2016	125,000 (EUR)		274,965
SG		DAXVOLSWP *	-		6/17/2016	125,000 (EUR)		255,067
SG		SGI EFS 130/30 US Index	0.15% + 3 Month LIBOR		3/3/2016	5,000,000		–
SG		SGI US Gravity Index	0.56%		1/29/2016	8,000,000		–
SG		Wildcat Ludician 2 USD ER Index	0.56%		3/31/2016	3,000,000		–
SG		SX5EVOLSWP *	-		12/16/2016	125,000 (EUR)		199,480

TOTAL OF TOTAL RETURN SWAP CONTRACTS								$384,376

Counterparty abbreviations:
BAML − Bank of America Merrill Lynch
MS − Morgan Stanley
SG − Societe Generale

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
November 30, 2015 (Unaudited)

* Illiquid security

(a) The following is a description of each reference entity:

Merrill Lynch Wildcat Commodity Relative Value Indices (MLBX73C0, MLBX73CD, MLBX4SX6, MLCIKSPL, MLCIKSAL, MLBX3MSE, MLCVNC3H, MLCVNU3H, MLCVNY3H, MLBXWCMR, MLCICOTE) employ commodity relative value strategies using commodity futures across agriculture, energy, industrial metals, precious metals, and livestock.

Merrill Lynch Short Synthetic Variance Index - GL (MLEISVGL) trades SPDR Gold Trust variance.

Merrill Lynch Short Synthetic Variance Index - HY (MLEISVHY) trades iShares iBoxx High Yield Corporate Bond ETF variance.

Merrill Lynch Short Synthetic Variance Index - SO (MLEISVSO) trades United States Oil Fund LP variance.

Merrill Lynch Short Synthetic Variance Index - WM (MLEISVWM) trades iShares Russell 2000 ETF variance.

Merrill Lynch Short Synthetic Variance Index - WSP (MLEISWSP) trades SPDR S&P 500 ETF variance.

Infinity Q Custom Index Basket #5 (MLTRINF5) is a basket of long and short equity securities with a health care focus.

Merrill Lynch Short Synthetic Variance Index - EM (MLEISVEM) trades iShares MSCI Emerging Market ETF variance.

DAXDS1215, DAXS61716, and DAXVOLSWP are dispersion swaps on the German DAX Index.

SGI EFS 130/30 US Index aims to generate positive performance from potential momentum patterns in individual US equities.

SGI US Gravity Index aims to generate positive performance from potential mean-reversion patterns in the levels of the S&P 500 index using futures on the index.

Wildcat Lucidian 2 USD ER Index aims to generate positive performance from trading VIX Index futures.

SX5EVOLSWP is a dispersion swap on the EURO STOXX 50 Price EUR Index (SX5E).

(b) Positions held in Subsidiary. See Notes.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund

November 30, 2015 (Unaudited)

* As a percent of total investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By    /s/ Christopher E. Kashmerick
  Christopher E. Kashmerick, President and Principal Executive Officer

Date    January 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Russell B. Simon
 Russell B. Simon, Treasurer and Principal Financial Officer

Date   January 29, 2016